Long-Term Debt - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
Current borrowing capacity	$ 0
Interest expense on long-term debt	2,577,000	$ 2,359,000	$ 1,796,000
Capitalized interest	$ 0	$ 13,000	$ 228,000
Long-term Debt, Weighted Average Interest Rate	3.27%	2.78%	2.57%